Note 6 - Transactions with Related Parties	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
6.	Transactions with Related Parties:

(a)
Central Mare Inc. ("Central Mare") – Letter Agreement and Management Agreements:
From
July
1,
2010
to
March
10,
2014,
Central Mare had been performing all operational, technical and commercial functions relating to the chartering and operation of the Company’s vessels, pursuant to a letter agreement, or the Letter Agreement, concluded between Central Mare, a related party affiliated with the family of the Company’s Chief Executive Officer, and the Company, as well as management agreements concluded between Central Mare and the Company’s vessel-owning subsidiaries. Furthermore, the Letter Agreement provided for the provision of services in connection with compliance with Section
404
of the Sarbanes-Oxley Act of
2002,
services rendered in relation to the Company's maintenance of proper books and records, services in relation to the financial reporting requirements of the Company under SEC and NASDAQ rules and regulations and information-system related services.

On
October
16,
2013,
the Letter Agreement was amended and it provided for a fixed monthly fee of
$15
for the provision of all the abovementioned services for the period when the Company did not have any operating vessels.

On
March
7,
2014,
the Company terminated the Letter Agreement with Central Mare.
No
penalty was paid in connection with this termination.

(b)

Central Mare– Executive Officers and Other Personnel Agreements:
On
September
1,
2010,
the Company entered into separate agreements with Central Mare pursuant to which Central Mare provides the Company with its executive officers (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Executive Vice President).

In
July
2015
the
2,103
shares granted to the Company's Chief Executive Officer which would vest in the event of change of control, were cancelled.
As of
December
31,
2015
the amount due to Central Mare was
$14
and as of
December
31,
2016
the amount due from Central Mare was
$34.
These amounts are presented in Due from/to related parties, on the accompanying consolidated balance sheets.

The fees charged by and expenses relating to Central Mare for the years ended
December
31,
2014,
2015
and
2016
are as follows:

	Year Ended December 31,
	2014	2015	2016	Presented in:
Management fees	33	-	-	Management fees - related party - Statement of comprehensive income/(loss)
Executive officers and other personnel expenses	840	1,560	1,530	General and administrative expenses - Statement of comprehensive income/(loss)
Amortization of awarded shares*	-	131	47	Management fees - related parties - Statement of comprehensive income/(loss)
Total	873	1,691	1,577

 *As per the Company’s equity incentive plan, or the
2015
plan, (see Note
13),
the Company incurred an amortization expense of
$131
and
$47
relating to the vesting of
22,875
shares to Central Mare’s nominee, Tankers Family on both
June
30,
2015
and
June
30,
2016
respectively.

(c)
Central Shipping Monaco SAM (“CSM”) – Letter Agreement and Management Agreements:
On
March
10,
2014,
the Company entered into a new letter agreement, or the New Letter Agreement, with CSM, a related party affiliated with the family of the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, and on
March
10,
2014
and
June
18,
2014
the Company entered into management agreements, or Management Agreements, between CSM and the Company’s vessel-owning subsidiaries respectively. The New Letter Agreement can only be terminated subject to an eighteen
-month advance notice, subject to a termination fee equal to twelve
months of fees payable under the New Letter Agreement.

Pursuant to the New Letter Agreement, as well as the Management Agreements concluded between CSM and the Company’s vessel-owning subsidiaries, the Company pays a technical management fee of
$572
per day per vessel for the provision of technical, operation, insurance, bunkering and crew management, commencing three
months before the vessel is scheduled to be delivered by the shipyard and a commercial management fee of
$312
per day per vessel, commencing from the date the vessel is delivered from the shipyard. In addition, the Management Agreements provide for payment to CSM of: (i)
$520
per day for superintendent visits plus actual expenses; (ii) a chartering commission of
1.25%
on all freight, hire and demurrage revenues; (iii) a commission of
1.00%
on all gross vessel sale proceeds or the purchase price paid for vessels and (iv) a financing fee of
0.2%
on derivative agreements and loan financing or refinancing. CSM also performs supervision services for all of the Company’s newbuilding vessels while the vessels are under construction, for which the Company pays CSM the actual cost of the supervision services plus a fee of
7%
of such supervision services.

CSM provides, at cost, all accounting, reporting and administrative services. Finally, the New Letter Agreement provides for a performance incentive fee for the provision of management services to be determined at the discretion of the Company. The Management Agreements have an initial term of five
years, after which they will continue to be in effect until terminated by either party subject to an eighteen
-month advance notice of termination. Pursuant to the terms of the management agreements, all fees payable to CSM are adjusted annually according to the US Consumer Price Inflation of the previous year.

On
December
31,
2015,
the Board of Directors granted to CSM a performance incentive fee for the provision of management services throughout
2015
amounting to
$600.
This performance incentive fee is included in Management fees - related parties in the consolidated statements of comprehensive income/(loss) for the year ended
December
31,
2015.
For the year ended
December
31,
2014,
the performance incentive fee amounted to
$400.

As of
December
31,
2016
and
2015
the amounts due to CSM were
$579
and
$1,561
respectively and are presented in Due to related parties, on the accompanying consolidated balance sheets.
The fees charged by and expenses relating to CSM for the years ended
December
31,
2014,
2015
and
2016
are as follows:

	Year Ended December 31,
	2014	2015	2016	Presented in:
Management fees	50	140	118	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	166	166	1,598	Management fees - related parties -Statement of comprehensive income/(loss)
Supervision services fees	49	72	43	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	31	66	104	Vessel operating expenses -Statement of comprehensive income/(loss)
	18	114	67	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	104	189	179	Management fees - related parties -Statement of comprehensive income/(loss)
	10	-	-	Prepayments and other – Balance sheet
Financing fees	40	44	131	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission for sale and purchase of vessels	383	570	-	Capitalized in Vessels, net/ Advances for vessels acquisitions / under construction – Balance sheet
Commission on charter hire agreements	46	161	358	Voyage expenses - Statement of comprehensive income/(loss)
Performance incentive fee	400	600	-	Management fees - related parties - Statement of comprehensive income/(loss)
Total	1,297	2,657	2,598

For the years ended
December
31,
2014,
2015
and
2016,
CSM charged the Company newbuilding supervision related pass-through costs amounting to
$665,
$1,037
and
$618
respectively.

(d)
Navis Finance AS. ("Navis") – Sale and Purchase Brokerage Agreement:
On
October
2,
2014,
the Company entered into a sale and leaseback brokerage agreement with Navis Finance AS, a company in which Per Christian Haukeness, a member of the Company’s Board of Directors, was one
of the founding partners and a shareholder until
January
2016,
when he left Navis and is no longer a shareholder. Pursuant to this agreement, the Company agreed to pay a brokerage commission of
2%
on any vessel sale and leaseback for which Navis Finance AS acted as broker. In connection with the sale and leaseback of M/T Stenaweco Energy and M/T Stenaweco Evolution in
January
and
March
of
2015,
respectively, the Company paid to Navis a total of
$1,140
in sale and leaseback brokerage commissions.

(e)
Atlantis Ventures Ltd. (“Atlantis”) - Unsecured Credit Facility:
On
January
2,
2015
the Company entered into an unsecured credit facility with Atlantis Ventures Ltd, a related party affiliated with the family of the Company’s President, Chief Executive Officer, and Director, Evangelos Pistiolis, for
$2,250
(see Note
10).
The drawdown of the loan took place on
January
5,
2015
and it was repaid on
January
30,
2015.

(f)
Family Trading Inc. (“Family Trading”) - Revolving Credit Facility and Assumption of Liabilities:
On
December
23,
2015
the Company entered into an agreement for an unsecured revolving credit facility with Family Trading Inc, a related party affiliated with the family of the Company’s President, Chief Executive Officer and Director Evangelos J. Pistiolis, for up to
$15,000
to be used to fund the Company’s newbuilding program and working capital relating to the Company’s operating vessels (see Note
10).
On the same day, Family Trading agreed to assume the outstanding balance of the Delos Termination Fee (see Note
19)
amounting to
$3,796
that was immediately due, for a consideration of
1,355,816
of the Company’s common shares. The shares were issued on
January
12,
2016,
when the owner of M/T Delos approved the reassignment of the Delos termination fee. This transaction was approved by a special committee of the independent directors of the Company. As of
December
31,
2016
the amount due to Family Trading was
$529,
representing
$306
of interest payable and
$223
of commitment fees payable and is presented in Due to related parties, on the accompanying consolidated balance sheets.